COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated June 14, 2011

to the Prospectuses listed below, each as supplemented

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Global Fund

Columbia Small Cap Growth Fund II

Supplement to the Prospectuses dated July 1, 2010

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses dated July 1, 2010 and

September 27, 2010

Columbia Small Cap Index Fund

Supplement to the Prospectuses dated July 1, 2010 and

December 8, 2010

Columbia Overseas Value Fund

Supplement to the Prospectuses dated July 1, 2010 and

March 30, 2011

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses dated July 1, 2010 and

September 27, 2010

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Select Small Cap Fund

Columbia Short Term Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Supplement to the Prospectuses dated August 1, 2010

Columbia Bond Fund

Columbia Corporate Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Intermediate Bond Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Short Term Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Supplement to the Prospectuses dated August 1, 2010 and

September 27, 2010

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Supplement to the Prospectuses dated August 1, 2010 and

December 8, 2010

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated September 27, 2010

Columbia High Yield Municipal Fund

Columbia Small Cap Value Fund I

Supplement to the Prospectuses dated November 1, 2010

Columbia Balanced Fund

Columbia Greater China Fund

Columbia Mid Cap Growth Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Small Cap Growth Fund I

Columbia Strategic Investor Fund

Columbia Technology Fund

Supplement to the Prospectuses dated January 1, 2011

Columbia Contrarian Core Fund

Columbia Dividend Income Fund

Columbia Large Cap Growth Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated February 1, 2011

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Supplement to the Prospectuses dated March 1, 2011

Columbia Tax-Exempt Fund

Supplement to the Prospectuses dated April 1, 2011

Columbia Real Estate Equity Fund

Supplement to the Prospectuses dated May 1, 2011

The Columbia funds, Columbia Acorn funds and RiverSource funds share the same policies and procedures for investor services, as described in each Fund’s prospectus. Effective August 1, 2011 (the “Effective Date”), certain of these policies will change, as described below.

On the Effective Date, eligibility for Class Z shares will change, as described below:

For each Fund’s prospectus offering Class Z shares: As of the Effective Date, the information under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Class Z Shares Minimum Investments” is hereby revised as follows:

The second bullet under the sub-heading “The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000” is hereby deleted and replaced with the following:

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Any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account.

The seventh bullet under the sub-heading “The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000” is hereby deleted and replaced with the following:

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Any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account.

On the Effective Date, the right of accumulation and letter of intent privileges will change with respect to your ability to aggregate certain shares of Columbia money market Funds.

For prospectuses offering any class of shares other than Class Y shares or Class Z shares: As of the Effective Date, the first four paragraphs under the section “Choosing a Share Class – Reductions/Waivers of Sales Charges” under the heading “Front-End Sales Charge Reductions” are hereby deleted and replaced with the following four paragraphs:

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for LOI purposes.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

On the Effective Date, the Funds will permit subsequent investments in any amount, including subsequent investments through a systematic investment plan, for all classes of shares.

For each prospectus: As of the Effective Date, the heading “Minimum Initial Investments, Additional Investments and Account Balance” under “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” is hereby renamed as “Minimum Initial Investments and Account Balance.”

For prospectuses offering any class of shares other than Class E shares, Class F shares and Class Y shares:

•	As of the Effective Date, the information in the summary section under the heading “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. The minimum initial investment is $2,000 for Class A, Class C and Class T shares, is $500 for Class W shares and varies for Class R5 and Class Z shares depending on share class eligibility. There is no minimum initial investment for Class I, Class R, or Class R4 shares. There is no minimum additional investment for any share class. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds). Class I shares are available to other Funds. Class R shares are available through eligible retirement plans and health savings accounts. Class R4 and Class R5 shares are available to qualifying institutional investors and are closed to new investors. Class W shares are available to qualifying discretionary managed accounts.

•	As of the Effective Date, the information below the newly renamed heading “Minimum Initial Investments and Account Balance” is deleted and replaced with the following:

The table below shows the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	variable	(b)	$500
Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none		$500

(a)

Minimum initial investments are not applicable for share classes that are closed to new investors. The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

(b)	The minimum initial investment amount for Class R5 shares varies depending on eligibility.
(c)

If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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As of the Effective Date, the information under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Systematic Investment Plan” is deleted and replaced with the following:

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan.

The table below shows the minimum initial investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance – Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Global Extended Alpha Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment(a)	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Account Balance*	none	(b)	none		$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000. The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.
(b)	money market Funds – $1,000.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

Each Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

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As of the Effective Date, the last sentence of the first paragraph under the section “Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares” under the heading “Electronic Funds Transfer” is hereby deleted.

Shareholders should retain this Supplement for future reference.

C-1000-7 A (6/11)

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